Average Annual Total Returns - Allspring Specialty Funds - Classes A, C and Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Innovation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Innovation Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(3.57%)	1.04%	13.84%
Performance Inception Date		Sep. 18, 2000
Innovation Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.56%)	(2.57%)	10.20%
Performance Inception Date		Sep. 18, 2000
Innovation Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.39%)	0.16%	10.54%
Performance Inception Date		Sep. 18, 2000
Innovation Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.66%	2.56%	14.85%
Performance Inception Date	[1]	Oct. 31, 2016
Precious Metals Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Precious Metals Fund | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			174.50%	21.30%	22.26%
Precious Metals Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			148.39%	21.90%	20.65%
Performance Inception Date		Jan. 20, 1998
Precious Metals Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			147.63%	21.71%	20.44%
Performance Inception Date		Jan. 20, 1998
Precious Metals Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			88.27%	17.98%	17.86%
Performance Inception Date		Jan. 20, 1998
Precious Metals Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			160.57%	22.43%	20.64%
Performance Inception Date		Jan. 29, 1998
Precious Metals Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			164.30%	23.72%	21.72%
Performance Inception Date		Feb. 29, 2000
Utility and Telecommunications Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Utility and Telecommunications Fund | S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.04%	9.73%	10.61%
Utility and Telecommunications Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			8.73%	5.95%	8.89%
Performance Inception Date		Jan. 04, 1994
Utility and Telecommunications Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.20%	4.02%	7.03%
Performance Inception Date		Jan. 04, 1994
Utility and Telecommunications Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.25%	4.37%	6.89%
Performance Inception Date		Jan. 04, 1994
Utility and Telecommunications Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent			15.64%	7.53%	9.90%
Performance Inception Date		Feb. 28, 1994

[1]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.